Income Taxes Schedule of Deferred Tax Asset (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax asset: net operating loss carryforward	$ 3,267,382	$ 4,140,397
Deferred tax asset: gain on timberland sales	(6,985)	(6,985)
Deferred tax asset: Other	0	(1,735)
Total deferred tax asset	3,260,397	4,131,677
Valuation allowance	(3,260,397)	(4,131,677)
Deferred tax asset, net	$ 0	$ 0